ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ (323,569)	$ (175,483)	$ (175,910)
Unrecognized gains (losses):
Gross	252,055	(235,450)	25,208
Tax effect	(95,948)	89,692	(9,361)
Reclassification into net earnings:
Gross	29,456	(3,710)	(24,740)
Tax effect	(11,208)	1,382	9,320
Net of tax amount	174,355	(148,086)	427
Balance at end of period	(149,214)	(323,569)	(175,483)
Foreign Currency Translation
Accumulated Other Comprehensive Loss
Balance at beginning of period	12,415	9,692	8,849
Unrecognized gains (losses):
Gross	(3,024)	2,723	843
Reclassification into net earnings:
Net of tax amount	(3,024)	2,723	843
Balance at end of period	9,391	12,415	9,692
Pension & Other Benefits
Accumulated Other Comprehensive Loss
Balance at beginning of period	(345,465)	(202,183)	(205,243)
Unrecognized gains (losses):
Gross	273,408	(248,434)	(15,115)
Tax effect	(102,846)	93,580	5,534
Reclassification into net earnings:
Gross	35,327	18,609	20,363
Tax effect	(13,425)	(7,037)	(7,722)
Net of tax amount	192,464	(143,282)	3,060
Balance at end of period	(153,001)	(345,465)	(202,183)
Deferred Gain (Loss) - Hedging
Accumulated Other Comprehensive Loss
Balance at beginning of period	9,481	17,008	20,484
Unrecognized gains (losses):
Gross	(18,329)	10,261	39,480
Tax effect	6,898	(3,888)	(14,895)
Reclassification into net earnings:
Gross	(5,871)	(22,319)	(45,103)
Tax effect	2,217	8,419	17,042
Net of tax amount	(15,085)	(7,527)	(3,476)
Balance at end of period	$ (5,604)	$ 9,481	$ 17,008